Vanguard® Mid-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (2.0%)
	Fastenal Co.	3,900,745	231,704
	Albemarle Corp.	396,596	87,707
	Mosaic Co.	1,248,069	82,997
	FMC Corp.	429,517	56,512
			458,920
Consumer Discretionary (13.5%)
*	Aptiv plc	1,833,356	219,471
*	Trade Desk Inc. Class A	2,986,065	206,785
*	Expedia Group Inc.	1,018,164	199,224
*	Copart Inc.	1,446,756	181,524
	Tractor Supply Co.	764,297	178,364
*	Ulta Beauty Inc.	366,789	146,063
*	Hilton Worldwide Holdings Inc.	945,928	143,535
*	Chipotle Mexican Grill Inc.	90,243	142,767
*	Royal Caribbean Cruises Ltd.	1,467,936	122,984
*	Take-Two Interactive Software Inc.	782,207	120,256
*	Live Nation Entertainment Inc.	989,532	116,409
*	Etsy Inc.	859,225	106,784
*	Caesars Entertainment Inc.	1,378,621	106,650
	Domino's Pizza Inc.	246,607	100,372
*	NVR Inc.	21,780	97,297
*	Burlington Stores Inc.	452,483	82,429
*	LKQ Corp.	1,653,403	75,081
*	Lyft Inc. Class A	1,937,503	74,400
*	Carvana Co.	561,836	67,021
	Rollins Inc.	1,667,359	58,441
*	Wayfair Inc. Class A	511,172	56,628
*	Wynn Resorts Ltd.	705,448	56,252
*	Las Vegas Sands Corp.	1,423,876	55,346
	Pool Corp.	129,052	54,570
*	ROBLOX Corp. Class A	996,234	46,066
*	DraftKings Inc. Class A	2,077,197	40,443
*	Vail Resorts Inc.	137,078	35,677
	Warner Music Group Corp. Class A	790,143	29,907
*	Endeavor Group Holdings Inc. Class A	984,456	29,061
[1]	Sirius XM Holdings Inc.	4,013,607	26,570
*	Peloton Interactive Inc. Class A	976,412	25,797
*,1	Lucid Group Inc.	976,282	24,798
*,1	Chewy Inc. Class A	578,979	23,611
*,1	QuantumScape Corp. Class A	685,158	13,696
			3,064,279

		Shares	Market Value ($000)
Consumer Staples (1.3%)
	Church & Dwight Co. Inc.	1,644,795	163,460
	McCormick & Co. Inc. (Non-Voting)	846,289	84,459
	Lamb Weston Holdings Inc.	492,017	29,477
*	Olaplex Holdings Inc.	438,706	6,857
			284,253
Energy (4.9%)
	Devon Energy Corp.	4,501,508	266,174
*	Cheniere Energy Inc.	1,551,727	215,147
	Pioneer Natural Resources Co.	781,906	195,500
*	Enphase Energy Inc.	816,951	164,844
*	Plug Power Inc.	3,906,082	111,753
	Diamondback Energy Inc.	601,655	82,475
	Coterra Energy Inc.	2,619,057	70,636
			1,106,529
Financials (6.1%)
	MSCI Inc.	523,241	263,127
*	SVB Financial Group	398,156	222,748
	First Republic Bank	1,213,538	196,715
	Apollo Global Management Inc.	2,846,472	176,453
	Broadridge Financial Solutions Inc.	791,418	123,232
	FactSet Research Systems Inc.	256,166	111,214
	MarketAxess Holdings Inc.	243,597	82,872
*	Markel Corp.	43,807	64,626
	Tradeweb Markets Inc. Class A	725,263	63,729
	Interactive Brokers Group Inc. Class A	632,065	41,659
	Ares Management Corp. Class A	511,197	41,525
			1,387,900
Health Care (16.4%)
*	Dexcom Inc.	657,844	336,553
*	Centene Corp.	3,950,274	332,574
*	IQVIA Holdings Inc.	1,293,865	299,155
	ResMed Inc.	991,080	240,347
	West Pharmaceutical Services Inc.	503,426	206,762
*	Veeva Systems Inc. Class A	942,133	200,166
*	Horizon Therapeutics plc	1,537,249	161,734
*	IDEXX Laboratories Inc.	285,492	156,181
	PerkinElmer Inc.	855,290	149,214
	Cooper Cos. Inc.	334,097	139,516
*	Seagen Inc.	933,365	134,451
*	Alnylam Pharmaceuticals Inc.	814,702	133,033
*	Catalent Inc.	1,153,309	127,902
*	Insulet Corp.	469,107	124,965
*	Avantor Inc.	3,513,816	118,837
*	Incyte Corp.	1,274,985	101,259
*	ABIOMED Inc.	293,050	97,070
*	BioMarin Pharmaceutical Inc.	1,246,430	96,100
	Cerner Corp.	994,028	93,001
*	Exact Sciences Corp.	1,180,023	82,507
	STERIS plc	339,301	82,033
*	Bio-Rad Laboratories Inc. Class A	143,212	80,661
*	Teladoc Health Inc.	978,742	70,597
	Teleflex Inc.	158,739	56,325
*	Charles River Laboratories International Inc.	171,070	48,579
*	agilon health Inc.	1,200,526	30,433
*	10X Genomics Inc. Class A	284,792	21,664

		Shares	Market Value ($000)
*	GoodRx Holdings Inc. Class A	233,075	4,505
*,1	Ginkgo Bioworks Holdings Inc.	603,478	2,432
			3,728,556
Industrials (17.2%)
	Cintas Corp.	597,575	254,202
	Verisk Analytics Inc.	1,093,072	234,606
*	TransDigm Group Inc.	357,091	232,659
*	Mettler-Toledo International Inc.	154,561	212,242
	Old Dominion Freight Line Inc.	700,628	209,264
	AMETEK Inc.	1,570,328	209,136
	Equifax Inc.	827,405	196,178
	Vulcan Materials Co.	899,385	165,217
	Martin Marietta Materials Inc.	422,870	162,758
*	Bill.com Holdings Inc.	666,918	151,250
*	Teledyne Technologies Inc.	316,201	149,446
*	Zebra Technologies Corp. Class A	359,736	148,823
	TransUnion	1,300,567	134,401
*	FleetCor Technologies Inc.	522,797	130,208
*	Generac Holdings Inc.	432,278	128,499
*	Waters Corp.	410,134	127,302
*	Trimble Inc.	1,702,558	122,823
	Expeditors International of Washington Inc.	1,148,104	118,438
	Westinghouse Air Brake Technologies Corp.	1,192,982	114,729
	JB Hunt Transport Services Inc.	569,380	114,326
	Xylem Inc.	1,222,112	104,197
	Ball Corp.	1,089,437	98,049
	Masco Corp.	1,626,030	82,928
	HEICO Corp. Class A	496,269	62,942
*	Affirm Holdings Inc. Class A	1,289,044	59,657
	Jack Henry & Associates Inc.	246,785	48,629
	Cognex Corp.	559,860	43,193
	HEICO Corp.	277,024	42,534
	Fortune Brands Home & Security Inc.	459,928	34,163
*	Marqeta Inc. Class A	550,546	6,078
*	Aurora Innovation Inc.	163,758	915
			3,899,792
Real Estate (6.9%)
	Realty Income Corp.	4,007,613	277,728
	Digital Realty Trust Inc.	1,927,564	273,328
	SBA Communications Corp.	737,248	253,687
	Extra Space Storage Inc.	907,637	186,610
*	CoStar Group Inc.	2,676,952	178,312
	Invitation Homes Inc.	4,118,307	165,474
	Sun Communities Inc.	785,921	137,764
*	Zillow Group Inc. Class C	1,116,105	55,013
*	Zillow Group Inc. Class A	291,515	14,060
*	Opendoor Technologies Inc.	1,576,540	13,637
			1,555,613
Technology (28.4%)
*	Synopsys Inc.	1,037,604	345,802
*	Cadence Design Systems Inc.	1,879,598	309,119
	Amphenol Corp. Class A	4,059,292	305,868
	Microchip Technology Inc.	3,768,142	283,138
*	Datadog Inc. Class A	1,655,948	250,826
*	Palo Alto Networks Inc.	333,730	207,750
	Marvell Technology Inc.	2,859,358	205,045
*	Cloudflare Inc. Class A	1,693,902	202,760

		Shares	Market Value ($000)
*	Match Group Inc.	1,835,910	199,637
*	Twitter Inc.	5,154,869	199,442
*	MongoDB Inc.	429,786	190,649
*	ANSYS Inc.	591,188	187,791
*	ON Semiconductor Corp.	2,931,178	183,521
*	Palantir Technologies Inc. Class A	11,767,137	161,563
*	Fortinet Inc.	470,940	160,939
*	Splunk Inc.	1,076,146	159,926
*	Gartner Inc.	529,810	157,597
*	Okta Inc.	1,006,627	151,960
	Skyworks Solutions Inc.	1,111,521	148,144
*	HubSpot Inc.	306,271	145,460
	Monolithic Power Systems Inc.	297,817	144,644
*	VeriSign Inc.	634,658	141,186
*	Unity Software Inc.	1,395,216	138,419
*	Zscaler Inc.	569,621	137,438
*	DocuSign Inc.	1,274,002	136,471
*	Akamai Technologies Inc.	1,101,195	131,472
	Teradyne Inc.	1,100,748	130,141
*	Tyler Technologies Inc.	280,238	124,675
*	Paycom Software Inc.	346,872	120,150
	SS&C Technologies Holdings Inc.	1,464,823	109,891
*	EPAM Systems Inc.	366,017	108,564
*	ZoomInfo Technologies Inc. Class A	1,776,643	106,137
*	Twilio Inc. Class A	581,833	95,892
*	Pinterest Inc. Class A	3,859,741	94,988
*	GoDaddy Inc. Class A	1,132,998	94,832
*	RingCentral Inc. Class A	565,181	66,245
*	AppLovin Corp. Class A	1,104,933	60,849
	Bentley Systems Inc. Class B	1,376,191	60,800
*	Black Knight Inc.	999,944	57,987
*	IAC/InterActiveCorp	539,391	54,090
*	Coupa Software Inc.	506,120	51,437
*	Zendesk Inc.	412,960	49,675
*	Dropbox Inc. Class A	1,924,182	44,737
*	Qualtrics International Inc. Class A	549,076	15,676
*,1	HashiCorp Inc. Class A	51,977	2,807
*,1	Gitlab Inc. Class A	36,343	1,979
*	Toast Inc. Class A	75,123	1,632
			6,439,751
Telecommunications (2.1%)
*	Arista Networks Inc.	1,564,377	217,417
*	Liberty Broadband Corp. Class C	958,681	129,729
*	Roku Inc.	807,079	101,103
*	Liberty Broadband Corp. Class A	153,347	20,097
			468,346
Utilities (1.1%)
	Waste Connections Inc.	1,744,037	243,642
Total Common Stocks (Cost $16,666,910)			22,637,581

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $94,579)	0.312%	945,909	94,581
Total Investments (100.3%) (Cost $16,761,489)				22,732,162
Other Assets and Liabilities—Net (-0.3%)				(69,028)
Net Assets (100%)				22,663,134
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,829,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $77,978,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	55	12,459	(70)
E-mini S&P Mid-Cap 400 Index	June 2022	52	13,984	479
				409

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.